EQUITY	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Equity [Abstract]
EQUITY

10. EQUITY

Common stock

The Company has authorized an unlimited number of common shares with no par value. At March 31, 2022 and September 30, 2021, the Company had 1,932,604 and 1,103,010 common shares issued and outstanding, respectively.

During the six months ended March 31, 2022, the Company:

a)	Completed a non-brokered private placement of 44,117 units at a price of $12.96 (CAD$16.20) per unit for gross proceeds of $571,760 (CAD$714,700). Each unit is comprised of one common share and one half of one share purchase warrant; each whole warrant entitles the holder to acquire one additional common share for a period of 24 months at an exercise price of $25.80 (CAD$32.40). $202,009 of the proceeds was allocated to the warrants and recorded as a warrant liability. The Company paid $34,733 and issued 2,680 agent’s warrants as a finders’ fee. The finder’s warrants have the same terms as the warrants issued under the private placement. The finder’s warrants were valued at $24,543 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 0.98%, an expected life of 2 years, annualized volatility of 153.02% and a dividend rate of 0%). The Company also incurred filing and other expenses of $800 in connection with the private placement. $8,671 of issuance costs related to the warrants was recorded in the statement of loss and comprehensive loss.

b)	Completed a brokered private placement of 785,477 units at a price of $9.60 per unit for gross proceeds of $7,540,580. Each unit is comprised of one common share and one common share purchase warrant; each warrant entitles the holder to acquire one additional common share for a period of 5 years at an exercise price of $12.60. $607,170 of the proceeds was allocated to the warrants. ThinkEquity LLC acted as sole placement agent for the private placement. In connection with the private placement, ThinkEquity received a cash commission of $754,058, 78,548 broker warrants and expense reimbursement of $131,560. The broker’s warrants have the same terms as the warrants issued under the private placement. The broker’s warrants were valued at $858,429 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 2.45%, an expected life of 5 years, annualized volatility of 134.66% and a dividend rate of 0%). The Company also incurred filing and other expenses of $140,475 in connection with the private placement.

During the year ended September 30, 2021, the Company:

a)	Issued 19,271 common shares of the Company with a fair value of $54,958 pursuant to service agreements.

b)	Issued 416,666 common shares of the Company with a value of $2,468,750 pursuant to a property acquisition agreement.

Share-based payments

Stock options

The Company has a stock option plan (the “Plan”) in place under which it is authorized to grant options to executive officers and directors, employees and consultants. Pursuant to the Plan, the Company may issue aggregate stock options totaling up to 10% of the issued and outstanding common stock of the Company. Further, the Plan calls for the exercise price of each option to be equal to the market price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years and vest at the discretion of the Board of Directors at the time of grant.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SIX MONTHS ENDED MARCH 31, 2022

(UNAUDITED)

10. EQUITY (cont’d…)

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2020	39,003	$18.75
Cancelled	(1,086)	23.70

Balance, September 30, 2021	37,917	$19.51
Granted	55,000	10.51

Balance, March 31, 2022	92,917	$15.00

Exercisable at March 31, 2022	92,917	$15.00

Weighted average fair value of options granted	$11.40	(2021 - $nil)

The aggregate intrinsic value of options outstanding and exercisable as at March 31, 2022 was $nil (2021 - $nil).

The options outstanding as of March 31, 2022 equalled 92,917 shares, and have exercise prices in the range of $2.40 to $24 and a weighted average remaining contractual life of 8.13 years. The weighted average fair value of options granted during the six months ended March 31, 2022 was $11.40. There were no options granted during the year ended September 30, 2021.

During the six month periods ended March 31, 2022 and 2021, the Company recognized share-based payment expense of $604,676 and $1,915, respectively, for the portion of stock options that vested during the period. The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted:

	2022	2021

Risk-free interest rate	1.50%	-
Expected life of options	10 Years	-
Expected annualized volatility	96.56%	-
Dividend rate	Nil	-

As at March 31, 2022, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
27,917	$21.90	December 4, 2027
5,000	$13.14	November 1, 2028
5,000	$2.19	March 16, 2030
55,000	$10.51	October 6, 2031
92,917

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SIX MONTHS ENDED MARCH 31, 2022

(UNAUDITED)

10. EQUITY (cont’d…)

Warrants

Warrants are measured at fair value on the date of the grant as determined using the Black-Scholes option pricing model.

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2020	80,087	$12.77
Granted	208,333	9.48
Warrants expired	(80,087)	13.46

Balance, September 30, 2021	208,333	$9.42
Granted	888,763	12.91

Balance, March 31, 2022	1,097,096	$12.12

As at March 31, 2022, the following warrants were outstanding:

Number of Options	Exercise Price	Expiry Date

24,739	$23.65	November 4, 2023
864,024	$12.60	March 29, 2027
208,333	$8.76	September 30, 2031
1,097,096

22,059 warrants issued with private placement units during fiscal 2022 have an exercise price denominated in CAD. These warrants were initially valued at $202,009 using the Black-Scholes option pricing model and recorded as a warrant liability. These warrants were subsequently revaluated and a gain on fair value adjustment of $80,031 was recorded during the six month periods ended March 31, 2022.

The following weighted average assumptions were used for the Black-Scholes valuation of warrants as at March 31, 2022 and November 4, 2021:

	March 31, 2022	November 4, 2021

Risk-free interest rate	2.27%	0.98%
Expected life of options	1.5 Year	2 Years
Expected annualized volatility	143.52%	153,02%
Dividend rate	Nil	Nil
Weighted average fair value of options granted	$6.91	$11.45

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SIX MONTHS ENDED MARCH 31, 2022

(UNAUDITED)

10. EQUITY

Common stock

The Company has authorized an unlimited number of common shares with no par value. At June 30, 2022 and September 30, 2021, the Company had 1,932,604 and 1,103,010 common shares issued and outstanding, respectively.

During the nine months ended June 30, 2022, the Company:

a)	Completed a non-brokered private placement of 44,117 units at a price of $12.96 (CAD$16.20) per unit for gross proceeds of $571,760 (CAD$714,700). Each unit is comprised of one common share and one half of one share purchase warrant; each whole warrant entitles the holder to acquire one additional common share for a period of 24 months at an exercise price of $25.80 (CAD$32.40). $202,009 of the proceeds was allocated to the warrants and recorded as a warrant liability. The Company paid $34,733 and issued 2,680 agent’s warrants as a finders’ fee. The finder’s warrants have the same terms as the warrants issued under the private placement. The finder’s warrants were valued at $24,543 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 0.98%, an expected life of 2 years, annualized volatility of 153.02% and a dividend rate of 0%). The Company also incurred filing and other expenses of $800 in connection with the private placement. $8,671 of issuance costs related to the warrants was recorded in the statement of loss and comprehensive loss.

b)	Completed a brokered private placement of 785,477 units at a price of $9.60 per unit for gross proceeds of $7,540,580. Each unit is comprised of one common share and one common share purchase warrant; each warrant entitles the holder to acquire one additional common share for a period of 5 years at an exercise price of $12.60. $607,170 of the proceeds was allocated to the warrants. ThinkEquity LLC acted as sole placement agent for the private placement. In connection with the private placement, ThinkEquity received a cash commission of $754,058, 78,548 broker warrants and expense reimbursement of $131,560. The broker’s warrants have the same terms as the warrants issued under the private placement. The broker’s warrants were valued at $858,429 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 2.45%, an expected life of 5 years, annualized volatility of 134.66% and a dividend rate of 0%). The Company also incurred filing and other expenses of $158,777 in connection with the private placement.

During the year ended September 30, 2021, the Company:

a)	Issued 19,271 common shares of the Company with a fair value of $54,958 pursuant to service agreements.

b)	Issued 416,666 common shares of the Company with a value of $2,468,750 pursuant to a property acquisition agreement.

Share-based payments

Stock options

The Company has a stock option plan (the “Plan”) in place under which it is authorized to grant options to executive officers and directors, employees and consultants. Pursuant to the Plan, the Company may issue aggregate stock options totaling up to 10% of the issued and outstanding common stock of the Company. Further, the Plan calls for the exercise price of each option to be equal to the market price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years and vest at the discretion of the Board of Directors at the time of grant.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NINE MONTHS ENDED JUNE 30, 2022

(UNAUDITED)

10. EQUITY (cont’d…)

Share-based payments (cont’d…)

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2020	39,003	$18.75
Cancelled	(1,086)	23.70

Balance, September 30, 2021	37,917	$19.51
Granted	55,000	10.51

Balance, June 30, 2022	92,917	$15.00

Exercisable at June 30, 2022	92,917	$15.00

Weighted average fair value of options granted	$11.40	(2021 - $nil)

The aggregate intrinsic value of options outstanding and exercisable as at June 30, 2022 was $nil (2021 - $nil).

The options outstanding as of June 30, 2022 equalled 92,917 shares, and have exercise prices in the range of $2.40 to $23.40 and a weighted average remaining contractual life of 7.88 years. The weighted average fair value of options granted during the nine months ended June 30, 2022 was $11.40. There were no options granted during the year ended September 30, 2021.

During the nine month periods ended June 30, 2022 and 2021, the Company recognized share-based payment expense of $604,861 and $2,401, respectively, for the portion of stock options that vested during the period. The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted:

	2022	2021

Risk-free interest rate	1.50%	-
Expected life of options	10 Years	-
Expected annualized volatility	96.56%	-
Dividend rate	Nil	-

As at June 30, 2022, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
27,917	$21.90	December 4, 2027
5,000	$13.14	November 1, 2028
5,000	$2.19	March 16, 2030
55,000	$10.51	October 6, 2031
92,917

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NINE MONTHS ENDED JUNE 30, 2022

(UNAUDITED)

10. EQUITY (cont’d…)

Warrants

Warrants are measured at fair value on the date of the grant as determined using the Black-Scholes option pricing model.

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2020	80,087	$12.77
Granted	208,333	9.48
Warrants expired	(80,087)	13.46

Balance, September 30, 2021	208,333	$9.42
Granted	888,763	12.91

Balance, June 30, 2022	1,097,096	$12.12

As at June 30, 2022, the following warrants were outstanding:

Number of Options	Exercise Price	Expiry Date

24,739	$23.65	November 4, 2023
864,024	$12.60	March 29, 2027
208,333	$8.76	September 30, 2031
1,097,096

22,059 warrants issued with private placement units during fiscal 2022 have an exercise price denominated in CAD. These warrants were initially valued at $202,009 using the Black-Scholes option pricing model and recorded as a warrant liability. These warrants were subsequently revaluated and a gain on fair value adjustment of $152,869 was recorded during the nine month periods ended June 30, 2022.

The following weighted average assumptions were used for the Black-Scholes valuation of warrants as at June 30, 2022 and November 4, 2021:

	June 30, 2022	November 4, 2021

Risk-free interest rate	3.10%	0.98%
Expected life of options	1.25 Year	2 Years
Expected annualized volatility	137.67%	153,02%
Dividend rate	Nil	Nil
Weighted average fair value of options granted	$2.88	$11.45

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NINE MONTHS ENDED JUNE 30, 2022

(UNAUDITED)

10. EQUITY

Common stock

The Company has authorized an unlimited number of common shares with no par value. At September 30, 2021 and 2020, the Company had 1,103,010 and 667,073 common shares issued and outstanding, respectively. During the year ended September 30, 2021, the Company issued the following shares:

a)	19,271 common shares of the Company with a fair value of $54,958 pursuant to service agreements.

b)	416,666 common shares of the Company with a value of $2,468,750 pursuant to a property acquisition agreement (Note 5).

There were no common shares issued during the year ended September 30, 2020.

Share-based payments

Stock options

The Company has a stock option plan (the “Plan”) in place under which it is authorized to grant options to executive officers and directors, employees and consultants. Pursuant to the Plan, the Company may issue aggregate stock options totaling up to 10% of the issued and outstanding common stock of the Company. Further, the Plan calls for the exercise price of each option to be equal to the market price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years and vest at the discretion of the Board of Directors at the time of grant.

Stock option transactions are summarized as follows:

	Number of options		Weighted Average Exercise Price

Balance, September 30, 2019		42,336	$21.58
Granted		5,000	2.23
Cancelled		(8,333)	22.32

Balance, September 30, 2020		39,003	$18.75
Cancelled		(1,086)	23.70

Balance, September 30, 2021		37,917	$19.51

Exercisable at September 30, 2021		35,417	$20.72

Weighted average fair value of options granted during the year	$	nil	(2020 - $1.69)

The aggregate intrinsic value of options outstanding and exercisable as at September 30, 2021 was $nil (2020 - $nil).

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

10. EQUITY (cont’d…)

Share-based payments (cont’d…)

The options outstanding as of September 30, 2021 equalled 37,917 shares, and have exercise prices in the range of $2.36 to $23.55 and a weighted average remaining contractual life of 6.60 years. The weighted average fair value of options granted during the year ended September 30, 2020 was $1.69. There were no options granted during the year ended September 30, 2021.

During the years ended September 30, 2021 and 2020, the Company recognized share-based payment expense of $2,870 and $4,175, respectively, for the portion of stock options that vested during the year. The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted:

	2021	2020

Risk-free interest rate	-	0.78%
Expected life of options	-	10 Years
Expected annualized volatility	-	120%
Dividend rate	-	Nil

As at September 30, 2021, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
27,917	$23.55	December 4, 2027
5,000	$14.13	November 1, 2028
5,000	$2.36	March 16, 2030
37,917

Warrants

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2019 and 2020	80,087	$12.77
Granted	208,333	9.48
Warrants expired	(80,087)	13.46

Balance, September 30, 2021	208,333	$9.42

The 208,333 warrants outstanding at September 30, 2021 have an exercise price of $9.42 and expire on September 30, 2031.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020